Net Gain on Sale of Owned Fleet Containers (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Property	Dec. 31, 2016 USD ($) Property
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	107,410	112,367	138,390
Gain (loss) on sale of owned fleet containers, net | $	$ 36,071	$ 26,210	$ 6,761
Previously written down containers
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	28,291	56,862	118,071
Gain (loss) on sale of owned fleet containers, net | $	$ 14,563	$ 18,662	$ 9,151
Containers not written down
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	79,119	55,505	20,319
Gain (loss) on sale of owned fleet containers, net | $	$ 21,508	$ 7,548	$ (2,390)